Taxes Payable	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2024
Taxes Payable
Taxes Payable	Note 6 – Taxes Payable Taxes payable consisted of the following:

	April 30,	October 31,
	2025	2024
VAT Payable	205,503	199,982
Others	61,944	63,512
	267,447	263,494

Note 6 – Taxes Payable

At October 31, 2024 and 2023, taxes payable consisted of the following:

	Years Ended October 31,
	2024	2023
VAT Payable	$199,982	$235,361
Others	63,512	52,981
	$263,494	$288,342